Label	Element	Value
Retained Earnings [Member]
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest, Adjusted Balance	us-gaap_StockholdersEquityIncludingPortionAttributableToNoncontrollingInterestAdjustedBalance1	$ 37,867,000,000
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest, Adjusted Balance	us-gaap_StockholdersEquityIncludingPortionAttributableToNoncontrollingInterestAdjustedBalance1	43,952,000,000
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest, Adjusted Balance	us-gaap_StockholdersEquityIncludingPortionAttributableToNoncontrollingInterestAdjustedBalance1	15,059,000,000
Noncontrolling Interest [Member]
Cumulative Effect of New Accounting Principle in Period of Adoption	us-gaap_CumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption	44,000,000
Cumulative Effect of New Accounting Principle in Period of Adoption	us-gaap_CumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption	1,000,000
Cumulative Effect of New Accounting Principle in Period of Adoption	us-gaap_CumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption	0
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest, Adjusted Balance	us-gaap_StockholdersEquityIncludingPortionAttributableToNoncontrollingInterestAdjustedBalance1	1,508,000,000
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest, Adjusted Balance	us-gaap_StockholdersEquityIncludingPortionAttributableToNoncontrollingInterestAdjustedBalance1	1,566,000,000
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest, Adjusted Balance	us-gaap_StockholdersEquityIncludingPortionAttributableToNoncontrollingInterestAdjustedBalance1	$ 1,635,000,000